[LETTERHEAD OF THACHER PROFFITT & WOOD LLP]


                                                          March 27, 2006

Daniel Morris
Attorney-Adviser
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

         RE:      MORTGAGEIT SECURITIES CORP.
                  REGISTRATION STATEMENT ON FORM S-3
                  FILED JANUARY 26, 2006

Dear Mr. Morris:

         We have received and reviewed your comment letter dated February 22, 2006 to our Registration Statement submission of January 26, 2006. This cover letter and the enclosed revised filing is intended to respond to the points raised in your letter in addition to providing you with the supplemental information requested by several comments. In some of our responses, we proffer an explanation for our belief that a revision is not necessary and we would appreciate your additional consideration of these points in particular.

         We have enclosed both clean and marked copies to show changes of the reviewed filing. References below to page numbers are to the unmarked version.

         We appreciate the Commission's continued review of our intended disclosure and look forward to working with you on such questions as may be presented in the course of developing a compliant filing for MortgageIT Securities Corp.

GENERAL

         Comment

1. We note your frequent use throughout the base prospectus of the phrase "unless otherwise specified in the related prospectus supplement," or the use of similar language. Please note that a takedown off of a shelf that involves assets, structural features, credit enhancement or other features that were not described in the base prospectus will usually require either a new registration statement, if to include additional assets, or a post-effective amendment. Also, please note that Securities Act Rule 409 requires that the registration statement be complete at the time of effectiveness except for information that is not known or reasonably available. Please revise the base prospectus to delete the phrase "unless otherwise specified in the prospectus supplement" and similar phrases, and describe the offering features reasonably contemplated to be included in an actual takedown.

         Response

         We understand that phrases as described in this comment cannot be used to add asset types, structural features, credit enhancement types or similar items in the prospectus supplement that were not contemplated and described in the base prospectus. However, we understand that phrases of this type can be used in the base prospectus, to a limited degree, to permit supplemental or modified terms in the prospectus supplement so long as information in the prospectus supplement complements the information in the base prospectus and does not differ from it. We have reviewed our use of phrases of this type in the base prospectus, and have made revisions accordingly.

         Comment

2. Please confirm that the depositor or any issuing entity previously established, directly or indirectly, by the depositor or any affiliate of the depositor has been current and timely with Exchange Act reporting during the last twelve months with respect to asset-backed securities involving the same asset class. Please refer to General Instruction I. A.4. of Form S-3. Also, please provide us with the CIK codes for any affiliate of the depositor that has offered a class of asset-backed securities involving the same asset class as this offering.

         Response

         We confirm that the Registrant has advised us that for each issuing entity previously established directly or indirectly by the Registrant (as depositor) or any of its affiliate, all reports (including on Forms 10-K, 8-K and 10-D, as applicable) and other materials that are required to be filed pursuant to an Exchange Act requirement, as to any class of asset-backed securities backed by residential mortgage loans, that were required to be filed during the period January 1, 2005 through January 26, 2006 have been timely filed. In making this confirmation, we take into account the definitions and conditions set forth in General Instruction I.A.4. of Form S-3. The following is a list of CIK numbers for issuing entities established by the depositor or its affiliate during this period:

         0001305751 (04-1)
         0001309808 (04-2)
         0001314863 (05-1)
         0001325027 (05-2)
         0001331466 (05-3)
         0001336781 (05-4)
         0001342345 (05-5)
         0001345073 (05-AR1)
         0001354044 (06-1)

         Comment

3. We note from page 8 of your base prospectus that a trust fund may include mortgage securities in the pool of assets. Please revise your prospectus supplement to include bracketed language regarding the disclosure you will provide with respect to these securities if you choose to include them in the asset pool of an issuing entity. Additionally, revise the cover page of your base prospectus to indicate that a trust fund may include mortgage securities.

         Response

         We will not include mortgage securities in the asset pool of the issuing entity.

         Comment

4. Please confirm that all material terms to be included in the finalized agreements will also be disclosed in the final Rule 424(b) prospectus, or that finalized agreements will be filed simultaneously with or prior to the final prospectus. Refer to Item 1100(f) of Regulation AB.

         Response

         All material terms of the finalized agreements that are required to be filed as an exhibit to the registration statement under cover of Form 8-K will be disclosed in the final Rule 424(b) prospectus. We will file all agreements that are required to be filed with the Commission as promptly as possible after a transaction closes.


         Comment

5. Please also confirm that you will file unqualified legal and tax opinions at the time of each takedown.

         Response

         We will file unqualified legal and tax opinions at the time of each takedown.

         Comment

6. In your next amendment, please ensure that your filing is properly paginated. Additionally, please ensure that the proper file number is reflected on the facing page of the registration statement.

         Response

         In our next amendment all documents filed on Edgar will have their proper pagination. Also, the proper file number will appear on the facing page of the registration statement.

PROSPECTUS SUPPLEMENT #1

         Comment

COVER

7. You have identified (or provided bracketed placeholders for) the depositor and master servicer at the top of the prospectus supplement cover page. Please revise the top of the cover page to clearly identify the issuing entity and the sponsor. Additionally, the second prospectus supplement does not appear to identify the sponsor on its cover page. Please refer to Item 1102(a) of Regulation AB and revise accordingly.

         Response

         We have made these changes.


         Comment

8. Please revise the cover to disclose the first expected distribution date and the distribution frequency for payments on the securities. Refer to Item 1102(g) of Regulation AB.

         Response

         This information was previously provided on Page S-4 of Prospectus Supplement #1 and S-3 in Prospectus Supplement #2. It has been moved to the cover page. The distribution frequency is the same for all classes.

         Comment

9. Please relocate the last sentence on page S-5 so that it appears on the cover page of the prospectus supplement. Refer to Item 1102(d) of Regulation AB.

         Response

         We have made this change.

         Comment

SUMMARY, PAGE S-4

10. We encourage you, in an appropriate place, to provide a graphic illustration(s) of the flow of funds and payment priorities and allocations, including any subordination features, to assist investors in understanding the payment flow on all classes of issued notes. Refer to Item 1103(a)(3)(vi) of Regulation AB.

         Response

         We will include the appropriate diagrams in each supplement at the time of each take down to depict the flow of funds, payment priorities and allocations, including any subordination features, to assist investors in understanding the payment flow on all classes of issued securities. We anticipate that these diagrams will change based on the actual structure of a deal.

         Comment

11. Please revise the summary to disclose the minimum denomination of the offered securities & Refer to Item 1103(a)(3)(iv) of Regulation AB.

         Response

         We have made this change.

         Comment

12. Please disclose the final scheduled distribution date and the final expected distribution date, if different. Refer to Item 1l03(a)(3)(iii) of Regulation AB.

         Response

         We have made this change.

         Comment

13. While we note your optional termination discussion, please include a bracketed placeholder confirming that you will provide a summary of other events, if any, that can trigger liquidation or amortization of the asset pool or otherwise would alter the transaction structure or flow of fund. Refer to Item 1103(a)(3)(viii) of Regulation AB.


         Response

         We have made this change.


         Comment

THE ORIGINATOR PAGE S-6

14. We note the disclosure provided with respect to Mortgage IT, Inc. in the body of the prospectus supplement. Please revise to clarify that this is the originator for which you have provided bracketed disclosure or advise.

         Response

         We have made this change.

         Comment

CREDIT ENHANCEMENT, PAGE S-9

15. Please include a bracketed placeholder for other possible credit enhancement and derivative disclosure. We note the credit enhancement and derivatives you contemplate using as described in the base prospectus. Additionally, please include bracketed placeholders to confirm that you will identify any third parties providing credit support for 10% or more of the pool assets.

         Response

         We have added additional disclosure in brackets to reflect the addition of a financial guaranty insurance policy. We have also added a bracketed placeholder to confirm that we will identify any third parties providing credit support for 10% or more of the pool assets.

         Comment

16. As a follow-up to the comment above, we note that your summary of credit enhancement includes only a cross-reference to a discussion elsewhere in the prospectus supplement, Please include a brief description of subordination in the summary. Furthermore, we note that in the body of the second prospectus supplement, you indicate that you will use overcollateralization but do not discuss it in the summary or on the cover page. Revise accordingly.

         Response

         We have made these changes.

         Comment

17. Please provide a brief summary of how losses not covered by credit enhancement will be allocated to the securities. See Item 1103(a)(3)(ix) of Regulation AB.

         Response

         We have made this change.

         Comment

THE MORTGAGE POOL

18. Please revise this section to provide additional disclosure regarding the pool characteristics in tabular or graphical format, similar to what you have provided in the second prospectus supplement. Refer to
         Item 1111(b) of Regulation AB.

         Response

         We have made this change.

         Comment

19. As your base prospectus indicates that you may include delinquent assets in an asset pool, please expand your disclosure in this section to provide bracketed information showing the form of disclosure you would provide if applicable. See Items 1111(c) and 1100(b)(1) of Regulation AB. You may also refer to Section 1.01 of Regulation AB Telephone Interpretations available on our website.

         Response

         We have made this change.

         Comment

TABLE OF FEES AND EXPENSES

20. The second footnote to this table indicates that the master servicer pays the servicer fees out of its fee, which comes from earnings on amounts on deposit. However, the third footnote indicates that the servicer fee is paid on a first priority basis from collections allocable to interest on the mortgage loans. Please revise to clarify what appears to be conflicting disclosure or advise.

         Response

         We have made this change.

         Comment

DESCRIPTION OF CERTIFICATES

21. Please provide a bracketed placeholder, where appropriate, confirming that you will provide all financial disclosure required by Item 1114(b) for credit enhancers meeting the applicable thresholds. Additionally, please provide similar bracketed language regarding the disclosure you will provide with respect to derivative arrangements with third parties. Refer to Item 1115 of Regulation AB.

         Response

         We have made each of these changes.

         Comment

THE DEPOSITOR

22. You state both in the base prospectus and in the prospectus supplement that MortgageIT will be the depositor "unless otherwise indicated in the related prospectus supplement." Please delete this phrase, as the depositor must be identified in the filing since it is the registrant. We also note similar language under "The Sponsor." Please either delete the language noted above or provide a bracketed placeholder for the information required by Item 1104 if you are unsure who the sponsor will be.

         Response

         We have made each of these changes.

         Comment

PROSPECTUS SUPPLEMENT #2

THE SPONSOR

23. Please expand your disclosure with respect to both the sponsor and the indenture trustee to provide all of the information required by Items 1104 and 1109, respectively, of Regulation AB.

         Response

         We have made this change.

         Comment

BASE PROSPECTUS

DISTRIBUTION OF INTEREST AND PRINCIPAL ON THE SECURITIES, PAGE 43

24. We note from page 44 that the related prospectus supplement will specify the security interest rate, or, in the case of a variable or adjustable security interest rate, the method for determining the security interest rate, for each class. Please revise the base prospectus to specify all indices that may be used to determine interest payments on the offered securities. Refer to Item 1113(a)(3) of Regulation AB.

         Response

         We do not believe that Regulation AB requires a listing in the base prospectus of all possible indices that may apply to ABS with adjustable rates. However, we have added language to the base prospectus stating that all indices that apply to ABS with adjustable rates will be indices "that are of a type that are customarily used in the debt and fixed income markets to measure the cost of borrowed funds."

         Comment

PRE-FUNDING ACCOUNT, PAGE 45

25. We note that your base prospectus contemplates a prefunding account to purchase additional mortgage loans. Please revise the summary section of the prospectus supplement to include a bracketed placeholder confirming that you will provide the disclosure required by Item 1103(a)(5) of Regulation AB.

         Response

         The requested disclosure has been added in each form of Prospectus Supplement.

         Comment

DESCRIPTION OF CREDIT ENHANCEMENT PAGE 49

26. We note your disclosure on page 49 indicating that credit support may be provided by "guarantees." Please confirm that any guarantee of the securities will be registered if, an exemption is not available. See footnote 329 to SEC Release 33-8518.

         Response

         Footnote 329 of the Regulation AB Adopting Release (Release No. 33-8518; 34-50905) (the "Release") states that "a guarantee of a security, rather than on the underlying assets, would be a separate `security'... and must be covered by a Securities Act registration statement... unless exempt from registration." Thus, only credit enhancements that directly guarantee the securities being offered need to be registered, not credit enhancements that guarantee the underlying assets.

         The guarantees referenced in the Description of Credit Enhancement are guarantees of the underlying assets, the mortgage loans. The holders of the asset-backed securities have no direct right to or interest in any payments made pursuant to a claim made by the issuing entity with respect to a defaulted loan covered by such guarantees. The guarantees are a form of credit enhancement and will be appropriately described as such in the base prospectus and the prospectus supplement.

         We believe that because such guarantees are guarantees of the mortgage loans which are the underlying assets and do not act as a direct guarantee of the asset-backed securities, such guarantees do not require registration.

         Comment

27. We note that the disclosure at the bottom of the second paragraph of this section indicates that credit support for the offered securities of one series may cover the offered securities of one or more other series. Please revise to better explain the meaning of this sentence or confirm to us that you do not intend to use any assets, cash flows from assets or credit enhancement included in one trust fund to act as credit enhancement for a separate trust.

         Response

         Holders of the net interest margin securities will receive all amounts distributable to certain classes of securities, which may each represent excess cashflow not otherwise distributable to the Offered Certificates or prepayment charges collected on the mortgage loans. These individual securities may then be pledged to secure a separate issuance of securities. As such, holders of the net interest margin securities will receive a portion of the cashflows from the mortgage loans but such cashflow is either subordinate to the entitlements of the Offered Certificates or represents amounts to which the Offered Certificates are not entitled. We have added additional language for clarification.

         Comment

REDUCTION OR SUBSTITUTION OF CREDIT ENHANCEMENT, PAGE 55

28. We note that "in most cases," credit support will be subject to reduction on a non- discretionary basis in accordance with a schedule or formula described in the prospectus supplement. Please confirm that all reductions or substitutions of credit enhancement are non-discretionary in nature or explain the other types of reductions and substitutions you intend to use and why they would fit within the definition of an asset-backed security.

         Response

         We have made this change.

         Comment

DERIVATIVES, PAGE 55

29. Your disclosure regarding market swaps discusses ways in which a market value swap "might" operate. Please revise to clarify, if true, that the market value swaps contemplated by this offering are limited to use in auctions. If they are not, please specifically discuss the different types of market value swaps that may occur and why you believe they are consistent with the requirements of Regulation AB.

         Response

         The market value swaps contemplated by this offering are limited to use in auctions. We have revised the language to make the limitation clear.


         Comment

30. Please delete the reference to credit default swaps from the prospectus. Alternatively, please explain how these derivative instruments would meet the definition of an asset backed security or revise as appropriate. Refer to Section III.A.2.a of SEC Release No. 33-85l8 and Item 1115 of Regulation AB.

         Response

         We have removed the reference to credit default swaps.

         Comment

PURCHASE OBLIGATIONS. PAGE 57

31. Please expand your disclosure to separately address each of the "purchase obligations" to which you refer and to provide a general explanation of the mechanics for each type of purchase obligation you list in this paragraph.

         Response

         We have made this change.

         Comment

32. We note that purchase obligations may include put options and demand features. Please note that we have referred this section to the Division of Investment Management for possible comment. Response

         We agree.

         Comment

USE OF PROCEEDS, PAGE 137

33. We note that the net proceeds will be used to finance the purchase of the pool assets "and to pay other expenses." Please ensure that your prospectus supplement discloses the amount of any expenses incurred in connection with the selection and acquisition of the pool assets that are payable from the offering proceeds. See Item 1107(j) of Regulation AB.

         Response

         We note this comment. The registrant will comply with this requirement. We note that normally expenses incurred in the selection and acquisition of the pool assets are not paid from the proceeds of the offering.

         Comment

SIGNATURE PAGES

34. The signature page must include the signatures of the majority of the board of directors of the issuer. Please revise your next amendment accordingly.

         Response

         The board of directors for the registrant is comprised of Doug W. Naidus, Donald Epstein and Beth L. Peoples. The signatures included with the Form S-3 filing were Doug W. Naidus and Donald Epstein; therefore, the majority of the board of directors of the registrant has been properly included in the filing.

         Comment

POOLING AND SERVICING AGREEMENT

35. Please ensure that your next amendment attaches a pooling and servicing agreement with all exhibits attached. In this regard, we note that Exhibit P to the pooling and servicing agreement appears to be missing. Response

         We have made these changes.


         Please contact Claude Roxborough at (212) 912-7529 or the undersigned at (212) 912-7450 with any other questions.

                                               Sincerely,

                                               /s/ Stephen S. Kudenholdt
                                               Stephen S. Kudenholdt